                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth B. Kirker              Rockland, DE        7/25/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: 141,734,707
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                          For Month Ended June 30, 2003


-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                          CLASS         CUSIP               VALUE       QUANTITY       DISCRETION
------------                                          -----         -----               -----       --------       ----------
-----------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.com, Inc.                               Common      68243Q106          $  2,690,295    320,655           X
-----------------------------------------------------------------------------------------------------------------------------
Aaron Rents, Inc.                                     Common      0021535201         $  3,661,149    141,905           X
-----------------------------------------------------------------------------------------------------------------------------
Anteon International Corp                             Common      03674e108          $  3,218,581    115,320           X
-----------------------------------------------------------------------------------------------------------------------------
Asta Funding                                          Common      046220109          $    774,840     32,285           X
-----------------------------------------------------------------------------------------------------------------------------
Boston Communications Group, Inc                      Common      100582105          $  1,844,458    109,075           X
-----------------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc.                         Common      104576103          $  2,852,273    172,865           X
-----------------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc                         Common      13054d109          $  2,635,491    122,070           X
-----------------------------------------------------------------------------------------------------------------------------
Caremark RX, Inc                                      Common      141705103          $  5,089,083    198,173           X
-----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                               Common      165167107          $  1,322,696    130,960           X
-----------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc                                         Common      19259p300          $  2,570,883    135,810           X
-----------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                            Common      222862104          $  5,519,582    119,575           X
-----------------------------------------------------------------------------------------------------------------------------
Elk Corp                                              Common      287456107          $  2,922,300    129,880           X
-----------------------------------------------------------------------------------------------------------------------------
Esco Electronics, Inc.                                Common      296315104          $  4,374,040     99,410           X
-----------------------------------------------------------------------------------------------------------------------------
FMC Corp New                                          Common      302491303          $      2,263        100           X
-----------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc.                                     Common      317923100          $  3,680,440    166,310           X
-----------------------------------------------------------------------------------------------------------------------------
Garmin Ltd.                                           Common      G37260109          $  1,918,991     48,095           X
-----------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc.                                       Common      374393106          $  2,376,026    201,700           X
-----------------------------------------------------------------------------------------------------------------------------
Hydril Company                                        Common      448774109          $  2,302,870     84,478           X
-----------------------------------------------------------------------------------------------------------------------------
ICU Medical, Inc                                      Common      44930G107          $  2,559,951     82,340           X
-----------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                      Common      45811k208          $  4,629,991    147,405           X
-----------------------------------------------------------------------------------------------------------------------------
J.B. Hunt Transportation Systems                      Common      445658107          $  1,426,083     37,430           X
-----------------------------------------------------------------------------------------------------------------------------
Jeffries Group, Inc.                                  Common      472319102          $  2,372,742     47,655           X
-----------------------------------------------------------------------------------------------------------------------------
K-Swiss Inc.                                          Common      482686102          $  4,817,596    139,600           X
-----------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc.                  Common      49338n109          $  2,656,828    149,260           X
-----------------------------------------------------------------------------------------------------------------------------
Lionbridge Technologies, Inc.                         Common      536252109          $  1,446,451    284,175           X
-----------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.                                  Common      594901100          $  1,405,800     42,600           X
-----------------------------------------------------------------------------------------------------------------------------
Maxtor Corporation                                    Common      577729205          $  2,802,319    373,145           X
-----------------------------------------------------------------------------------------------------------------------------
Merit Medical Systems, Inc.                           Common      589889104          $  2,714,600    135,730           X
-----------------------------------------------------------------------------------------------------------------------------
Mid-Atlantic Medical Services, Inc.                   Common      59523C107          $  3,578,628     68,425           X
-----------------------------------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.                          Common      64117V107          $  3,642,482    163,340           X
-----------------------------------------------------------------------------------------------------------------------------
Omnivision Technologies, Inc                          Common      682128103          $  5,312,801    170,665           X
-----------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.                   Common      694873100          $  2,618,459    108,740           X
-----------------------------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea Inc.                              Common      705560100          $  3,760,243    215,240           X
-----------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.              Common      717124101          $  2,291,632     79,820           X
-----------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Company                     Common      723787107          $  1,323,792     50,720           X
-----------------------------------------------------------------------------------------------------------------------------
Practice Works, Inc.                                  Common      739419109          $  2,468,151    127,685           X
-----------------------------------------------------------------------------------------------------------------------------
Retalix Ltd.                                          Common      m8215w109          $  2,718,369    170,240           X
-----------------------------------------------------------------------------------------------------------------------------
S M & A Corp.                                         Common      78465D105          $  1,596,392    142,790           X
-----------------------------------------------------------------------------------------------------------------------------
SI International                                      Common      78427V102          $  2,321,530    177,895           X
-----------------------------------------------------------------------------------------------------------------------------
Select Medical Inc.                                   Common      816196109          $  7,197,969    289,890           X
-----------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc.                                   Common      82705t102          $    885,335    160,970           X
-----------------------------------------------------------------------------------------------------------------------------
TBC Corp                                              Common      872180104          $  4,899,658    257,335           X
-----------------------------------------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries, LTD                   Common      m8737e108          $  3,349,951     60,875           X
-----------------------------------------------------------------------------------------------------------------------------
UTStarcom Inc                                         Common      918076100          $  3,110,481     87,275           X
-----------------------------------------------------------------------------------------------------------------------------
Uti Worldwide, Inc                                    Common      G87210103          $  2,629,963     85,250           X
-----------------------------------------------------------------------------------------------------------------------------
Unit Corporation                                      Common      909218109          $  3,127,091    149,550           X
-----------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc.                                  Common      92343X100          $  2,228,772     87,920           X
-----------------------------------------------------------------------------------------------------------------------------
Westell Technologies, Inc.                            Common      957541105          $  1,398,575    168,910           X
-----------------------------------------------------------------------------------------------------------------------------
Yellow Corporation                                    Common      985509108          $  1,887,771     81,055           X
-----------------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc.                            Common      29481V108          $  2,798,040    125,248           X
-----------------------------------------------------------------------------------------------------------------------------
                                    50                                               $141,734,707
-----------------------------------------------------------------------------------------------------------------------------